Operating expenses, Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expense [Abstract]
Operating expenses	$ 67,846	$ 71,609	$ 75,944
Insurance	5,963	6,198	6,244
Total vessel operating expenses	$ 73,809	$ 77,807	$ 82,188